Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	May 31, 2011	May 31, 2010
OPERATING ACTIVITIES
Net (loss) for the year	$ (565,254)	$ (292,268)	$ (744,680)	$ (546,213)
Depreciation and amortization	7,693	7,018	12,499	14,303
Share based compensation	48,000	160,741	319,658	106,073
Other current assets	281	545
Deposits			(6,595)	(3,461)
Accounts receivable	(2,458)	(2,909)	3,691	5,132
Accounts payable	(87)	(2,951)	3,766	105
Other accrued liabilities	(95,595)	27,811	(2,183)	29,266
Net cash (used in) operating activities	(607,420)	(102,013)	(413,844)	(394,795)
INVESTING ACTIVITIES
Purchase of equipment	(5,985)	(6,719)	(13,656)	(12,785)
FINANCING ACTIVITIES
Transaction to retire shares from majority shareholder				(262,500)
Cash used for treasury stock purchase and retirement	(100,000)
Proceeds from private placement	544,000		525,000	510,000
Net cash (provided from) financing actives	444,000		525,000	247,500
Increase (decrease) in cash and cash equivalents	(169,405)	(108,732)	97,500	(160,080)
Cash and cash equivalents, beginning of year	252,302	154,802	154,802	314,882
Cash and cash equivalents, end of year	82,897	46,070	252,302	154,802
Cash paid for interest, net of interest capitalized
Cash paid for US income taxes
Cash paid for China Representative office taxes	$ 21,789	$ 20,068	$ 35,268	$ 31,496